32. Operating Costs and Expenses (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	R$ 342,713	R$ 413,950	R$ 414,856
Losses in the decommissioning and disposal of assets
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	106,675	58,569	43,496
Financial offset for the use of water resources
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	105,310	110,971	183,014
Taxes
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	84,492	87,759	29,443
Leasing and rent
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	40,016	32,037	35,453
Compensation
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	30,949	45,712	89,531
Advertising and publicity
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	22,135	27,768	37,451
Result of the change in the investment valuation method
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	3,769	0	(52,107)
Result of disposal of investment
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	(8,174)	(28,650)	0
Results of the change in the investment valuation method
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	0	0	(52,107)
Other net costs and expenses
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	R$ (42,459)	R$ 79,784	R$ 48,575